Consolidated statement of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities
Profit before tax (being tax attributable to shareholders' and policyholders' returns)	[1]	$ 3,239	$ 2,272	$ (519)
Adjustments to profit before tax for non-cash movements in operating assets and liabilities:
Investments		(6,403)	(14,539)	22,717
Other non-investment and non-cash assets		124	23	(35)
Insurance and reinsurance contract assets and liabilities		7,925	12,787	(20,440)
Other non-insurance liabilities		(1,440)	42	(665)
Interest and dividend income and interest payments included in profit before tax		(5,180)	(4,378)	(3,912)
Operating cash items:
Interest receipts		3,049	2,872	2,589
Interest payments		(75)	(75)	(16)
Dividend receipts		2,316	1,650	1,523
Tax paid		(549)	(406)	(449)
Other non-cash items		603	584	285
Net cash flows from operating activities	[2]	3,609	832	1,078
Cash flows from investing activities
Purchases of property, plant and equipment		(101)	(44)	(34)
Proceeds from disposal of property, plant and equipment			2
Acquisition of business and intangibles	[3]	(557)	(415)	(298)
Cash advanced to Mainland China joint venture	[2]	(174)	(176)
Disposal of Jackson shares			273	293
Net cash flows from investing activities		(832)	(360)	(39)
Structural borrowings of shareholder-financed operations:
Issuance of debt, net of costs	[4]			346
Redemption of debt	[4]		(393)	(2,075)
Interest paid	[4]	(164)	(188)	(204)
Payment of principal portion of lease liabilities		(93)	(93)	(101)
Acquisition of non-controlling interests		(18)
Equity capital:
Issues of ordinary share capital			4	(4)
Share repurchases/buybacks (including costs)		(860)
External dividends:
Dividends paid to equity holders of the Company		(552)	(533)	(474)
Dividends paid to non-controlling interests		(8)	(7)	(8)
Net cash flows from financing activities		(1,695)	(1,210)	(2,520)
Net increase (decrease) in cash and cash equivalents		1,082	(738)	(1,481)
Cash and cash equivalents at 1 Jan		4,751	5,514	7,170
Effect of exchange rate changes on cash and cash equivalents		(61)	(25)	(175)
Cash and cash equivalents at 31 Dec		$ 5,772	$ 4,751	$ 5,514

[1]	This measure is the formal profit before tax measure under IFRS. It is not the result attributable to shareholders principally because total corporate tax of the Group includes those taxes on the income of consolidated with-profits and unit-linked funds that, through adjustments to benefits, are borne by policyholders. These amounts are required to be included in the tax charge under IAS 12. Consequently, the profit before tax measure is not representative of pre-tax profit attributable to shareholders.
[2]	Included in net cash flows from operating activities are dividends from joint ventures and associates of $148 million (2023: $209 million, 2022: $112 million). Within net cash flows from investing activities, Cash advanced to the Mainland China joint venture of $174 million(2023: $176 million) was made in anticipation of a future capital injection as described in note D4. The $176 million advanced in 2023 was subsequently converted into a capital injection in 2024.
[3]	Cash flows from acquisition of business and intangibles represent amounts paid for distribution rights and software. In 2024, this includes amounts paid to Bank Syariah Indonesia (BSI) for entering into a long-term strategic bancassurance partnership to provide the Syariah life insurance from early 2025.
[4]	Structural borrowings of shareholder-financed businesses exclude borrowings to support short-term fixed income securities programmes, lease liabilities and other borrowings of shareholder-financed businesses. Cash flows in respect of these borrowings are included within cash flows from operating activities.